INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Latam Airlines Perú S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Peru
Functional currency	US$
Percentage of equity ownership	99.81%	70.00%
Lan Cargo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Chile
Functional currency	US$
Percentage of equity ownership	99.89395%	99.89395%
Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Argentina
Functional currency	ARS
Percentage of equity ownership	99.9837%	99.9837%
Transporte Aereo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Chile
Functional currency	US$
Percentage of equity ownership	100.00%	100.00%
Latam Airlines Ecuador S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Ecuador
Functional currency	US$
Percentage of equity ownership	100.00%	100.00%
Aerovias de Integracion Regional, AIRES S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Colombia
Functional currency	COP
Percentage of equity ownership	99.19414%	99.19414%
TAM S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Brazil
Functional currency	BRL
Percentage of equity ownership	99.99938%	99.99938%